Earnings (Loss) Per Share (Tables)	12 Months Ended
Feb. 29, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted loss per share:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Net loss for basic and diluted loss per share available to common shareholders	$(208)	$(304)	$(5,873)
Less: Debentures fair value adjustment (1) (2)	(430)	—	—
Add: interest expense on Debentures (1) (2)	75	—	—
Net loss for diluted loss per share available to common shareholders	$(563)	$(304)	$(5,873)

Weighted average number of shares outstanding (000’s) - basic and diluted (2)	526,303	527,684	525,168
Effect of dilutive securities (000’s) (3)
Conversion of Debentures (1) (2)	125,000	—	—
Weighted average number of shares and assumed conversions (000’s) - diluted	651,303	527,684	525,168
Loss per share - reported
Basic	$(0.40)	$(0.58)	$(11.18)
Diluted	$(0.86)	$(0.58)	$(11.18)

______________________________
(1) The Company has not presented the dilutive effect of the Debentures using the if-converted method in the calculation of loss per share for the years ended February 28, 2015 and March 1, 2014, as to do so would be antidilutive. See Note 10 for details on the Debentures.
(2) The Company has presented the dilutive effect of the Debentures using the if-converted method, assuming conversion at the beginning of fiscal 2016 for the year ended February 29, 2016. Accordingly, to calculate diluted loss per share, the Company adjusted net loss by eliminating the Fiscal 2016 Debentures fair value adjustments and interest expense incurred on the Debentures in the year ended February 29, 2016, and added the number of shares that would have been issued upon conversion to the diluted weighted average number of shares outstanding. See Note 10 for details on the Debentures.
(3) The Company has not presented the dilutive effect of in-the-money options or RSUs that will be settled upon vesting by the issuance of new common shares in the calculation of loss per share for the years ended February 29, 2016, February 28, 2015 and March 1, 2014, as to do so would be antidilutive. As at February 29, 2016, there were 811,996 options and 27,669,815 RSUs outstanding that were in-the-money and may have a dilutive effect on earnings (loss) per share in future periods.